UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

        2691 Route 9, Suite 102, Malta, NY 12020
        (Address of principal executive offices)      (Zip code)

John B. Walthausen

Walthausen Funds

2691 Route 9, Suite 102, Malta, NY 12020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund

	Schedule of Investments
	October 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
486,750	AAON Inc.	$ 9,564,637	1.10%

Blankbooks, Looseleaf Binders, Bookbinding & Related Work
283,600	Deluxe Corporation	17,242,880	1.98%

Broadwoven Fabric Mills, Man Made Fiber & Silk
286,211	Albany International Corporation Class A	10,813,052	1.24%

Commercial Printing
272,494	Multi-Color Corporation	13,433,954	1.54%

Computer & Office Equipment
216,915	Lexmark International Inc. Class A	9,362,051	1.07%

Computer Communications Equipment
220,456	Electronics for Imaging, Inc. *	10,079,248	1.16%

Construction Machinery & Equipment
160,713	Columbus McKinnon Corporation	4,572,285	0.52%

Crude Petroleum & Natural Gas
180,163	Stone Energy Corporation	4,413,993	0.51%

Cutlery, Handtools & General Hardware
929,459	Blount International, Inc. *	14,230,017	1.63%

Electronic Coils, Transformers & Other Inductors
281,155	Bel Fuse, Inc.	7,953,875	0.91%

Electronic Components & Accessories
963,825	Vishay Intertechnology Inc. *	13,021,276	1.49%

Fabricated Structural Metal Products
505,410	Harsco Corporation	10,957,289	1.26%

Fats & Oils
637,590	Darling International Inc. *	11,221,584	1.29%

Fire, Marine & Casualty Insurance
391,993	Horace Mann Educators Corporation *	11,920,507
280,895	Kemper Corporation	10,350,981
		22,271,488	2.56%

Gold & Silver Ores
1,571,540	Nevsun Resources Ltd. (Canada) *	5,327,521	0.61%

Greeting Cards
247,083	CSS Industries Inc.	7,056,690	0.81%

Industrial Inorganic Chemicals
389,265	LSB Industries, Inc.	14,609,115	1.68%

Instruments For Meas & Testing of Electricity & Elec Signals
22,666	Allied Motion Technologies, Inc.	332,737	0.04%

Life Insurance
278,810	Primerica, Inc. *	14,261,132	1.64%

Machine Tools, Metal Cutting Types
125,000	Hardinge Inc.	1,402,500	0.16%

Metal Forgings & Stampings
324,919	Materion Corp.	12,818,055
522,180	TriMas Corp.	16,532,219
		29,350,274	3.37%

Millwood, Veneer, Plywood, & Structural Wood Members
734,350	Ply Gem Holdings, Inc.	8,334,873	0.96%

Miscellaneous Business Credit Institution
721,210	Intrepid Potash, Inc.	9,700,274	1.11%

Miscellaneous Fabricated Metal Products
1,544,970	Mueller Water Products, Inc.	15,248,854	1.75%

Miscellaneous Transportation Equipment
328,020	Arctic Cat Inc.	11,041,153	1.27%

Motor Vehicle Parts & Accessories
833,521	Modine Manufacturing Corporation *	10,694,074
466,712	Superior Industries International, Inc. *	9,105,551
		19,799,625	2.27%

National Commercial Banks
211,608	City Holding Company	9,520,244
307,100	Community Bank System Inc.	11,715,865
720,290	First Financial Bancorp	12,633,887
167,310	WSFS Financial Corporation	13,158,932
		47,028,928	5.40%

Office Furniture (No Wood)
740,290	Steelcase Inc.	13,117,939	1.51%

Oil & Gas Field Exploration Services
477,604	Synergy Resources Corporation	5,821,993	0.67%

Operative Builders
188,430	M.D.C. Holdings, Inc.	4,601,461
500,350	M/I Homes, Inc. *	10,777,539
		15,379,000	1.77%

Paints, Varnishes, Lacquers, Enamels & Allied Products
918,900	Ferro Corporation	12,055,968	1.38%

Pharmaceutical Preparations
660,134	Cambrex Corporation	13,915,625	1.60%

Plastic Materials, Synth Resin
339,704	Hexcel Corp.	14,230,201	1.63%

Prefabricated Metal Buildings & Components
425,183	NCI Building Systems, Inc.	8,448,386	0.97%

Printed Circuit Boards
591,260	Sanmina Corporation	14,822,888	1.70%

Pulp Mills
635,344	Mercer International Inc.	7,992,628	0.92%

Real Estate Agents & Managers (For Others)
571,790	Interval Leisure Group, Inc.	12,030,462	1.38%

Refrigeration & Service Industries
200,890	Standex International Corp.	17,326,762	1.99%

Retail - Variety Stores
348,640	Big Lots, Inc.	15,915,416	1.83%

Rolling Drawing & Extruding of Nonferrous Metals
182,510	Kaiser Aluminum Corporation *	12,693,570	1.46%

Savings Institution, Federally Chartered
708,695	Dime Community Bancshares, Inc.	11,161,946	1.28%

Services - Business Services, NEC
462,050	ExlService Holdings, Inc. *	12,932,780	1.48%

Services - Computer Integrated Systems Design
553,590	Convergys Corporation	11,165,910
3,606,340	Sonus Networks, Inc.	12,514,000
168,880	SYNNEX Corporation *	11,683,118
		35,363,028	4.06%

Services - Educational Services
216,930	Capella Education Company	15,345,628	1.76%

Services - Help Supply Services
21,266	CDI Corp.	365,563	0.04%

Services - Home Health Care Services
961,317	Gentiva Health Services, Inc.	18,937,945	2.17%

Services - Miscellaneous Amusement & Recreation
615,980	SeaWorld Entertainment, Inc. *	11,851,455	1.36%

Special Industry Machinery, NEC
150,000	Amtech Systems, Inc. *	1,579,500	0.18%

State Commercial Banks
354,540	Bryn Mawr Bank Corp.	10,930,468
775,670	CVB Financial Corp.	12,240,073
338,627	Eagle Bancorp, Inc. *	12,166,868
384,020	First Financial Bankshares, Inc.	12,204,156
192,600	Great Southern Bancorp, Inc. *	7,320,726
387,150	Hancock Holding Co.	13,623,808
309,670	Lakeland Financial Corporation	12,832,725
339,640	Southside Bancshares, Inc. *	11,405,111
141,020	Stock Yards Bancorp, Inc.	4,693,146
377,140	TriCo Bancshares	9,918,782
1,489,204	TrustCo Bank Corp NY *	10,871,189
1,216,920	Wilshire Bancorp, Inc.	12,047,508
		130,254,560	14.94%

Textile Mill Products
239,480	Lydall Inc. *	7,407,116
565,849	Unifi, Inc.	15,826,797
		23,233,913	2.67%

Tires & Inner Tubes
427,150	Cooper Tire & Rubber Company	13,758,501	1.58%

Trucking (No Local)
527,910	Werner Enterprises, Inc.	14,538,641	1.67%

Wholesale - Machinery, Equipment & Supplies
250,000	Lawson Products, Inc.	6,020,000	0.69%

Wood Household Furniture, (No Upholstered)
319,382	Bassett Furniture Industries Inc.	5,550,859	0.64%

Total for Common Stocks (Cost $617,867,582)		$ 807,276,462	92.66%

MONEY MARKET FUNDS
57,992,787	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% **	$ 57,992,787	6.66%
(Cost $57,992,787)

Total Investment Securities		865,269,249	99.32%
	(Cost $675,860,369)

Other Assets In Excess of Liabilities		5,948,608	0.68%

Net Assets		$ 871,217,857	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at October 31, 2014.

See accompanying notes to Schedules of Investments

Walthausen Select Value Fund
		Schedule of Investments
		October 31, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
23,560	Assurant, Inc.	$ 1,607,263	2.36%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
29,580	Deluxe Corporation	1,798,464	2.64%

Computer & Office Equipment
31,960	Lexmark International Inc. Class A	1,379,394	2.02%

Computer Peripheral Equipment, NEC
155,520	Brocade Communications Systems, Inc.	1,668,730	2.45%

Converted Paper & Paperboard Products (No Containers/Boxes)
30,360	Avery Dennison Corp.	1,422,366	2.09%

Crude Petroleum & Natural Gas
47,500	WPX Energy, Inc.	908,200	1.33%

Electronic Components & Accessories
117,120	Vishay Intertechnology Inc. *	1,582,291	2.32%

Fabricated Rubber Products, NEC
19,910	Carlisle Companies Incorporated	1,769,601	2.59%

Fabricated Structural Metal Products
90,830	Darling International Inc. *	1,598,608
59,540	Harsco Corporation	1,290,827
		2,889,435	4.23%

Fire, Marine & Casualty Insurance
28,380	American Financial Group	1,697,975
52,430	Horace Mann Educators Corporation	1,594,396
43,340	Kemper Corporation	1,597,079
		4,889,450	7.16%

Life Insurance
30,640	Primerica, Inc.	1,567,236
69,920	Symetra Financial Corporation	1,657,104
		3,224,340	4.73%

Office Furniture (No Wood)
92,010	Steelcase Inc.	1,630,417	2.39%

Operative Builders
50,750	M.D.C. Holdings, Inc.	1,239,315	1.82%

Real Estate
58,090	CBS Outdoor Americas Inc.	1,767,679	2.59%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
33,660	Hexcel Corp.	1,410,017
44,510	PolyOne Corporation	1,647,315
		3,057,332	4.48%

Plastics Products, NEC
24,530	AptarGroup, Inc.	1,526,747	2.24%

Retail - Computer & Computer Software Stores
35,910	GameStop Corp.	1,535,512	2.25%

Retail - Food Stores
43,500	GNC Holdings, Inc.	1,808,295	2.65%

Retail - Variety Stores
36,720	Big Lots, Inc.	1,676,268	2.46%

Rolling Drawing & Extruding of Nonferrous Metals
49,720	Mueller Industries, Inc.	1,613,911	2.37%

Services - Educational Services
40,010	DeVry Education Group Inc.	1,936,884
2,140	Graham Holdings Company	1,676,904
		3,613,788	5.29%

Services - Hospitals
44,030	HealthSouth Corp. *	1,775,730	2.60%

Services - Miscellaneous Amusement & Recreation
93,170	SeaWorld Entertainment, Inc.	1,792,591	2.63%

Services - Nursing & Personal Care Facilities
97,420	Kindred Healthcare, Inc.	2,118,885	3.11%

Services - Personal Services
17,730	UniFirst Corporation	1,977,959	2.90%

State Commercial Banks
25,550	Bank of Hawaii Corporation	1,495,952
45,650	Bank of the Ozarks, Inc.	1,608,706
38,360	Commerce Bancshares, Inc.	1,736,174
50,760	Eagle Bancorp, Inc. *	1,823,807
57,810	First Financial Bankshares, Inc.	1,837,202
51,780	Hancock Holding Company	1,822,138
46,240	Independent Bank Corp.	1,886,592
		12,210,571	17.89%

Tires & Inner Tubes
49,070	Cooper Tire & Rubber Company	1,580,545	2.32%

Wholesale - Electronic Parts & Equipment, NEC
41,280	Avnet, Inc.	1,785,360	2.62%

Total for Common Stocks (Cost $60,131,721)		$ 65,850,439	96.53%

MONEY MARKET FUNDS
1,396,115	Fidelity Institutional Treasury Money Market Fund -	$ 1,396,115	2.05%
	Class I 0.01% **
(Cost $1,396,115)

Total Investment Securities		67,246,554	98.58%
	(Cost $61,527,836)

Other Assets In Excess of Liabilities		966,016	1.42%

Net Assets		$ 68,212,570	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at October 31, 2014.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at October 31, 2014 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Small Cap Value Fund	Select Value Fund
Cost of Investments	$675,860,369	$61,527,836
Gross Unrealized Appreciation	$200,318,954	$6,894,699
Gross Unrealized Depreciation	($10,910,074)	($1,175,981)
Net Unrealized Appreciation
(Depreciation) on Investments	$189,408,880	$5,718,718

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken on the Funds’ 2014 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of October 31, 2014:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$807,276,462	$0	$0	$807,276,462
Money Market Funds	57,992,787	0	0	57,992,787
Total	$865,269,249	$0	$0	$865,269,249

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$65,850,439	$0	$0	$65,850,439
Money Market Funds	1,396,115	0	0	1,396,115
Total	$67,246,554	$0	$0	$67,246,554

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended October 31, 2014.  There were no transfers into or out of the levels during the period ended October 31, 2014.  It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended October 31, 2014.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:       December 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:            Dec. 17, 2014

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:        December 17, 2014